Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2017
Registrant Name	DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Central Index Key	0000796251
Amendment Flag	false
Document Creation Date	May 26, 2017
Document Effective Date	Jun. 01, 2017
Prospectus Date	Jun. 01, 2017
Administrative Shares Prospectus | Dreyfus Cash Management | administrative shares
Prospectus:
Trading Symbol	DACXX
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus:
Trading Symbol	DAGXX
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus:
Trading Symbol	DAPXX
Administrative Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DTAXX
Administrative Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Administrative Shares
Prospectus:
Trading Symbol	DEAXX
Administrative Shares Prospectus | Dreyfus AMT-Free Municipal Cash Management Plus | Administrative Shares
Prospectus:
Trading Symbol	DAMXX
Administrative Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DAYXX
Administrative Funds Prospectus | Dreyfus Treasury Securities Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DARXX
Investor Shares Prospectus | Dreyfus Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Investor Shares
Prospectus:
Trading Symbol	DEVXX
Investor Shares Prospectus | Dreyfus AMT-Free Municipal Cash Management Plus | Investor Shares
Prospectus:
Trading Symbol	DVMXX
Investor Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVYXX
Investor Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DAIXX
Investor Shares | Dreyfus Treasury Securities Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Institutional Shares Prospectus | Dreyfus Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS AMT-Free TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Institutional Shares Prospectus | Dreyfus AMT-Free Municipal Cash Management Plus | Institutional Shares
Prospectus:
Trading Symbol	DIMXX
Institutional Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIYXX
Insitutional Shares Prospectus | Dreyfus Treasury Securities Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Insitutional Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIIXX
Participant Shares Prospectus | Dreyfus Cash Management | participant shares
Prospectus:
Trading Symbol	DPCXX
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Participant Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX
Participant Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Participant Shares Prospectus | Dreyfus Treasury Securities Cash Management | Participant Shares
Prospectus:
Trading Symbol	DPRXX
Participant Shares Prospectus | Dreyfus AMT-Free Tax Exempt Cash Management | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Participant Shares
Prospectus:
Trading Symbol	DEPXX
Participant Shares Prospectus | Dreyfus AMT-Free Municipal Cash Management Plus | Participant Shares
Prospectus:
Trading Symbol	DMPXX
Participant Shares Prospectus | Dreyfus AMT-Free New York Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DPYXX
Participant Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DFPXX
Agency Shares Prospectus | Dreyfus Cash Management | Agency Shares
Prospectus:
Trading Symbol	DMCXX
Agency Shares Prospectus | Dreyfus Government Cash Management | Agency Shares
Prospectus:
Trading Symbol	DGMXX
Agency Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Agency Shares
Prospectus:
Trading Symbol	DRPXX
Agency Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Agency Shares
Prospectus:
Trading Symbol	DYAXX
Agency Shares Prospectus | Dreyfus Treasury Securities Cash Management | Agency Shares
Prospectus:
Trading Symbol	DSAXX
Premier Shares Prospectus | Dreyfus Treasury & Agency Cash Management | Premier Shares
Prospectus:
Trading Symbol	DYPXX